Statements of Consolidated Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	$ 1,116	$ 671
Property, plant, and equipment	45,895	54,681
Right-of-use assets	29,968	38,060
Non-current financial assets	7,521	7,853
Other non-current assets	11,594
Deferred tax assets	382
Total non-current assets	96,476	101,265
Current assets
Trade receivables	6,714	569
Subsidies receivables	14,521	20,900
Other current assets	5,528	7,722
Current financial assets	117,055	67,107
Cash and cash equivalents	143,251	136,708
Total current assets	287,069	233,005
TOTAL ASSETS	383,544	334,270
Shareholders' equity
Share capital	5,889	4,365
Premiums related to the share capital	494,288	522,785
Currency translation adjustment	(39,537)	(36,690)
Retained earnings (deficit)	(292,846)	(304,707)
Net income (loss)	(36,761)	(101,059)
Total shareholders' equity - Group Share	131,033	84,695
Total shareholders' equity	131,033	84,695
Non-current liabilities
Non-current financial liabilities	50,882	49,125
Non-current lease debts	34,245	42,948
Non-current provisions	1,115	2,200
Deferred tax liabilities	0	158
Total non-current liabilities	86,241	94,431
Current liabilities
Current financial liabilities	16,134	5,289
Current lease debts	8,385	8,502
Trade payables	18,664	19,069
Deferred income and contract liabilities	112,161	110,325
Current provisions	828	1,740
Other current liabilities	10,097	10,219
Total current liabilities	166,269	155,144
Total liabilities	252,511	249,575
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 383,544	$ 334,270